Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 38,368	$ 35,311
Trade receivables, net of allowance for credit losses of $14,060 and $13,796 at December 31, 2025 and 2024, respectively	99,673	149,619
Inventories	61,587	59,693
Other accounts receivable and prepaid expenses	25,576	16,415
Total current assets	225,204	261,038
Non-current assets:
Severance pay and pension fund	362	4,915
Property and equipment, net	39,952	36,764
Operating lease right-of-use assets	16,554	16,702
Intangible assets, net	23,182	16,791
Goodwill	11,007	7,749
Other non-current assets	781	1,037
Total non-current assets	91,838	83,958
Total assets	317,042	344,996
Current Liabilities:
Trade payables	70,784	91,157
Deferred revenues	2,371	2,573
Short-term loans	19,000	25,200
Operating Lease, Liability, Current	4,001	2,971
Other accounts payable and accrued expenses	24,071	29,547
Total current liabilities	120,227	151,448
Non-current liabilities:
Accrued severance pay and pensions	2,537	8,359
Operating lease liabilities	13,331	12,936
Other long-term payables	8,195	5,928
Total non-current liabilities	24,063	27,223
Commitments and contingent liabilities
Shareholders’ Equity:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 240,000,000 and 240,000,000 shares on December 31, 2025 and 2024 respectively; Issued: 94,110,803 and 91,874,448 shares on December 31, 2025 and 2024, respectively; Outstanding: 90,629,280 and 88,392,925 shares on December 31, 2025 and 2024, respectively	234	232
Additional paid-in capital	454,640	447,369
Treasury shares at cost – 3,481,523 ordinary shares on December 31, 2025 and 2024	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,816)	(10,060)
Accumulated deficit	(253,215)	(251,125)
Total shareholders' equity	172,752	166,325
Total liabilities and shareholders' equity	$ 317,042	$ 344,996